Personnel expenses	12 Months Ended
Dec. 31, 2020
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Salaries[1]	7,023	6,518	6,448
Variable compensation – performance awards[2]	3,209[3]	2,755	2,995
of which: guarantees for new hires	25	29	43
Variable compensation – other[2]	220	246	243
Financial advisor compensation[2,4]	4,091	4,043	4,054
Contractors	375	381	489
Social security	899[3]	799	791
Post-employment benefit plans[5]	845	787	457[6]
Other personnel expenses	561[3]	555	654
Total personnel expenses	17,224	16,084	16,132
1 Includes role-based allowances. 2 Refer to Note 27 for more information. 3 During 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an expense of approximately USD 280 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 20 million within Other personnel expenses. Refer to Note 1b for more information. 4 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 5 Refer to Note 26 for more information. 6 Changes to the pension fund of UBS in Switzerland announced in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 26 for more information.

UBS AG
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Salaries[1]	5,535	5,183	5,199
Variable compensation – performance awards[2]	2,953[3]	2,545	2,794
of which: guarantees for new hires	24	29	43
Variable compensation – other[2]	201	225	220
Financial advisor compensation[2,4]	4,091	4,043	4,054
Contractors	138	147	184
Social security	704[3]	627	629
Post-employment benefit plans[5]	597	569	363[6]
Other personnel expenses	466[3]	461	549
Total personnel expenses	14,686	13,801	13,992
1 Includes role-based allowances. 2 Refer to Note 27 for more information. 3 During 2020, UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an expense of approximately USD 270 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 10 million within Other personnel expenses. Refer to Note 1b for more information. 4 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 5 Refer to Note 26 for more information. 6 Changes to the pension fund of UBS AG in Switzerland announced in 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 26 for more information.